Leases - Operating Leases - Additional Information (Details) - Facility		3 Months Ended	12 Months Ended
	Jan. 01, 2021	Mar. 31, 2021	Dec. 31, 2020
Operating Leased Assets [Line Items]
Number of skilled nursing facilities under non-cancelable operating leases		9	9
Operating lease number of operating previously subleased, skilled nursing facilities as portfolio stabilization measure	1
Leased Facilities
Operating Leased Assets [Line Items]
Weighted average remaining lease term		6 years 7 months 6 days